Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Mar. 15, 2018
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2018